Losses Per Share	9 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Losses Per Share
LOSSES PER SHARE

Basic earnings per share (“EPS”) are calculated with reference to the weighted average number of common shares outstanding during the period. Treasury shares are not included in the calculation. The computation of diluted EPS for the nine month periods ended September 30, 2016 and 2015, assumes the conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Nine months ended September 30,
	2016	2015
		Restated
Net loss attributable to Golar LNG Ltd stockholders - basic and diluted	(195,155)	(103,537)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	Nine months ended September 30,
	2016	2015
Weighted average number of common shares outstanding	93,050	93,415

(in thousands)	Nine months ended September 30,
	2016	2015
Weighted average of number of common shares outstanding	93,050	93,415
Effects of dilutive share options	—	85
Common shares and common shares equivalent	93,050	93,500

(Losses) per share are as follows:

	Nine months ended September 30,
	2016	2015
		Restated
Basic and diluted	$(2.10)	$(1.11)

For the nine months ended September 30, 2016, stock options and convertible bonds have been excluded from the calculation of diluted loss or earnings per share because the effect was anti-dilutive.